Note 27 - Provisions - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Provisions	R$ 776.1	R$ 572.0	R$ 481.0
Later than one year [member]
Statement Line Items [Line Items]
Provisions	603.8	447.1
Not later than one year [member]
Statement Line Items [Line Items]
Provisions	172.3	124.9
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Provisions	218.6	184.1	182.3
Provision for taxes other than income tax [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	163.2	141.5
Provision for taxes other than income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	55.4	42.6
Provisions for labor [member]
Statement Line Items [Line Items]
Provisions	124.2	129.9	120.1
Provisions for labor [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	96.2	101.7
Provisions for labor [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	28.0	28.2
Legal proceedings provision [member]
Statement Line Items [Line Items]
Provisions	252.9	86.8	64.0
Legal proceedings provision [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	194.1	62.8
Legal proceedings provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	58.8	24.0
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Provisions	163.0	156.7	105.9
Miscellaneous other provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	142.1	137.7
Miscellaneous other provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	20.9	19.0
Total contingent provisions [member]
Statement Line Items [Line Items]
Provisions	758.7	557.5	472.3
Total contingent provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	595.6	443.7
Total contingent provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	163.1	113.8
Restructuring provision [member]
Statement Line Items [Line Items]
Provisions	17.4	14.5	R$ 8.7
Restructuring provision [member] | Later than one year [member]
Statement Line Items [Line Items]
Provisions	8.2	3.4
Restructuring provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	R$ 9.2	R$ 11.1